April 29, 2021

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	John Hancock Life Insurance Company (U.S.A.) Separate Account H
Registration Statement on Form N-4
File No. 333-167019

Ladies and Gentlemen:

Pursuant to Rule 497(j) of Regulation C of the Securities Act of 1933, we hereby certify on behalf of the Registrant that the form of the prospectus dated April 26, 2021 and Statement of Additional Information dated April 26, 2021 each contain no changes from the form of prospectus and Statement of Additional Information contained in the most recent Post-Effective Amendment No. 12 filed via EDGAR on Form N-4 on April 23, 2021.

Very truly yours,

/s/ Thomas J. Loftus

Thomas J. Loftus

AVP and Assistant Chief Counsel 617-663-3192 tloftus@jhancock.com

200 Berkeley Street, Boston, Massachusetts, United States, 02116